Gains (Losses) Related to Cash Flow Hedges (Parenthetical) (Detail) (Designated Hedge Derivatives, Foreign Exchange Contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Designated Hedge Derivatives | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in OCI, tax effects	$ 54	$ 127	$ (340)